RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2023
Schedule of Related Party Transactions

Year ended October 31,	2023	2022	2021
	$	$	$
Salaries and consulting fees	880,195	1,118,694	875,058
Share-based compensation	-	13,043	70,040
Stock option expense	161,422	20,082	64,436
Total	1,041,617	1,151,819	1,009,534

*	COO was appointed subsequent to April 30, 2021, and was paid and compensated prior to appointment; compensation for the year ended October 31, 2021, is included in the table above for comparability to past and ongoing expenses. COO’s final date of employment was December 27, 2021.
**	CAO was promoted to CFO in September 2021.

Schedule of dept portions pertaining to related parties

	CEO	Senior VP - GR Unlimited LLC	Director	COO	GM	Total
	$	$	$	$	$	$
Balance - October 31, 2021	65,539	131,078	196,617	163,750	358,537	915,521
Interest	24,621	49,242	73,863	1,250	62,863	211,839
Payments	(43,361)	(86,717)	(130,076)	(165,000)	(61,400)	(486,554)
Balance - October 31, 2022	46,799	93,603	140,404	-	360,000	640,806
Interest	15,649	31,297	46,947	-	64,800	158,693
Payments	(55,778)	(111,555)	(167,333)	-	(64,800)	(399,466)
Balance - October 31, 2023	6,670	13,345	20,018	-	360,000	400,033

Schedule of non-brokered private placement

	Subscription amount ($)	Shares	Warrants
Chief Operating Officer	125,000	1,000,000	1,000,000
Chief Financial Officer of GR Unlimited	250,000	2,000,000	2,000,000
Chief Executive Officer	200,000	1,600,000	1,600,000
PBIC	250,000	2,000,000	2,000,000
Total	825,000	6,600,000	6,600,000